Related Party Balances and Transactions - Schedule of Related Parties Outstanding (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Related Parties Outstanding [Line Items]
Trade account receivables from related parties	$ 250	$ 104	[1]	$ 61
Trade account payables to related parties	1,237		[1]	96,859
Campalier, S.A. de C.V. (shareholder) [Member]
Schedule of Related Parties Outstanding [Line Items]
Trade account receivables from related parties	250	104
Fundación Betterware., A.C. (affiliated) [Member]
Schedule of Related Parties Outstanding [Line Items]
Trade account receivables from related parties				$ 61

[1]	Details of the restatement are shown in note 2b.